Retirement Plans Amounts Recognized in Consolidated Statement of Income (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			4 Months Ended	12 Months Ended
	Sep. 30, 2012 Pension Plans, Defined Benefit [Member]	Sep. 30, 2011 Pension Plans, Defined Benefit [Member]	Sep. 30, 2010 Pension Plans, Defined Benefit [Member]	Sep. 30, 2011 Other Postretirement Benefit Plans, Defined Benefit [Member]	Sep. 30, 2012 Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 30.1	$ 17.2	$ 11.1	$ 0.6	$ 1.5
Interest cost	221.4	95.1	23.8	3.2	7.8
Expected return on plan assets	(222.1)	(91.9)	(23.9)	0	0
Amortization of net actuarial loss	21.4	18.9	19.3	0	0
Amortization of prior service cost (credit)	0.8	0.7	0.9	0	(0.1)
Company defined benefit plan expense	51.6	40.0	31.2	3.8	9.2
Net pension cost	61.4	44.6	33.0	3.8	9.2
Multiemployer and other plans	$ 9.8	$ 4.6	$ 1.8	$ 0	$ 0